Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	VALUE LINE FUNDS VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000819978
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
VALUE LINE VIP EQUITY ADVANTAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line VIP Equity Advantage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 121% of the average value of its portfolio. A portfolio turnover rate of 100% or greater increases the expenses of the Fund.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	121.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Acquired Fund Fees and Expenses” are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or “acquired” funds. “Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets disclosed in the Fund’s annual and semi-annual reports to shareholders (or in the financial highlights table of this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect cost of investing in acquired funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the fee waiver and expense reimbursement is in place for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity or equity-related securities (such as preferred stocks). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. To a lesser extent, the Fund invests in exchange traded funds or “ETFs” and preferred stocks. Because the Fund invests primarily in closed-end funds and to a lesser extent ETFs, the Fund is similar in nature to a fund of funds. However, unlike a fund of funds that allocates its assets based on the perceived ability of the advisers to the underlying funds, the Adviser actively manages the Fund’s portfolio among the underlying closed-end funds based on its research and analysis of the market and the investment merit of the underlying closed-end funds themselves.

A closed-end fund is an investment company that has a fixed number of shares which, unlike mutual funds, are not redeemable from the fund. Instead shares of closed-end funds can be purchased and sold only in the securities markets. Similar to mutual funds, closed-end funds can invest in a variety of stocks, bonds and other financial instruments, and closed-end funds often focus their investments on particular sectors, markets, regions and industries. An ETF is an investment company that generally seeks to track the performance of a specific market index. These indices include broad-market indices (such as the S&P 500 Index or the Bloomberg Barclays US Aggregate Bond Index) and narrow market indices, including those relating to particular sectors, markets, regions and industries. The Fund may also invest in actively managed ETFs and ETFs utilizing leverage to attempt to outperform a stated benchmark. The Adviser selects ETFs based on their ability to offer specific asset class, sector and style exposure in a cost- and tax-efficient manner.

The Fund invests in closed-end funds that primarily invest in equity and dividend income-producing securities. The Adviser uses the following multi-step process to build and manage the portfolio. The portfolio construction process begins with a proprietary model that ranks all closed-end funds that invest in equity and dividend income producing securities according to a number of factors, including both technical and valuation-driven criteria. The model also filters out the closed-end funds which have extreme or excessive values with respect to characteristics that the Adviser identifies as relevant in selecting a universe of potential buying opportunities with unique investment value. For example, closed-end funds that trade at a premium or have leverage ratios that the Adviser identifies as excessive will be screened out during the quantitative selection process. The model also considers, among other factors, the turnover of a closed-end fund’s portfolio to avoid investment in funds that engage in excessive trading as well as the trading volume of the shares of the closed-end fund to ensure there is an appropriate level of liquidity.

After the initial screening process, the Adviser then qualitatively analyzes the closed-end funds remaining on the list generated by the proprietary model, including, but not limited to, reviewing each fund’s management, portfolio allocations, and economic assessment. In addition, the Adviser attempts to identify potential tactical opportunities. The Adviser may select closed-end funds that have been pared from the list if the Adviser believes they offer attractive investment opportunities for growth or dividend income not adequately reflected in their ranking by the proprietary model. The Fund also may invest in equities and equity-related securities, such as ETFs and preferred stocks, that are not ranked by Value Line’s proprietary model but meet the Fund’s investment objectives.

The Fund’s investment in any one underlying fund is not expected to exceed, under normal conditions, 10% of the Fund’s total assets. The Fund’s underlying closed-end funds and ETFs may invest in companies of any market capitalization and, directly or indirectly, in securities of issuers located outside of the United States, including emerging markets. The Adviser anticipates that most of the Fund’s underlying closed-end funds and ETFs will invest primarily in U.S. companies. The closed-end funds and ETFs in which the Fund invests may engage in a variety of investment techniques, such as selling securities short and leveraging their portfolios to magnify the effect of changes in the value of their investments, and/or to benefit from (or protect against) an anticipated decline in the value of their investments.

The Investment Company Act of 1940 (the “1940 Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including closed-end funds and ETFs. However, pursuant to exemptive orders issued by the Securities and Exchange Commission (the “SEC”) to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF sponsor prior to investing beyond the 1940 Act’s limits.

The Adviser may sell a security for a variety of reasons including when it believes the security’s valuation has become less attractive, a less favorable ranking by the model, or more attractive opportunities are identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity or equity-related securities (such as preferred stocks). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. To a lesser extent, the Fund invests in exchange traded funds or “ETFs” and preferred stocks. Because the Fund invests primarily in closed-end funds and to a lesser extent ETFs, the Fund is similar in nature to a fund of funds. However, unlike a fund of funds that allocates its assets based on the perceived ability of the advisers to the underlying funds, the Adviser actively manages the Fund’s portfolio among the underlying closed-end funds based on its research and analysis of the market and the investment merit of the underlying closed-end funds themselves.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. The Fund will be subject to the risks associated with the principal investment strategies of the underlying investment companies in which the Fund invests. There is no assurance that the Fund will achieve its investment objectives. Before you invest in the Fund you should carefully evaluate the risks.

■    Fund of Funds Risk. The risk that the Fund's investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the underlying securities, such as the closed-end funds or ETFs, in which it invests. The Fund's investment in underlying funds exposes the Fund to the risks associated with the types of securities in which the underlying fund invests and the investment techniques that they employ. Market fluctuations will change the weightings of the underlying funds in the Fund's portfolio from their target weightings. Underlying funds may periodically change their investment objectives, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Shareholders in the Fund will bear the Fund's operating expenses as well as the Fund's proportionate share of the expenses of the underlying funds. It is possible to lose money by investing in underlying funds. An investment in an underlying fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or the Adviser. In addition to the risks generally associated with investing in mutual funds, investing in underlying funds that are closed-end funds and ETFs create other risks. For example, certain of the closed-end funds and ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged funds, the more this leverage will magnify any losses on those investments.

The principal risks attributable to the underlying investment companies in which the Fund invests are:

■    Quantitative Model Risk. The risk that the proprietary quantitative model used to select the Fund's investments, and determine their weightings in the Fund's portfolio, will be unsuccessful. The Fund's strategy relies heavily on a quantitative model and the analysis of specific metrics to construct the portfolio. These metrics may not accurately predict a closed-end fund's performance. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Adviser may be unsuccessful at interpreting or implementing the models' recommendations.

■    Asset Allocation Risk. The risk that the selection by the Adviser of certain funds and the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives.

■    Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are invested in other investments.

■    Closed-End Fund Investment Risk. The risk that closed-end funds in which the Fund invests will expose the Fund to negative performance and additional expenses associated with investment in such funds, and increased volatility. Closed-end funds frequently trade at a discount from their net asset value ("NAV"), which may affect whether the Fund will realize gain or loss upon its sale of the closed-end funds' shares. Closed-end funds may employ leverage, which also subjects the closed-end fund to increased risks such as increased volatility.

■    Exchange-Traded Funds (ETFs) Risk. The risk that the ETF will not closely track its benchmark index, or that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Fund of owning shares of the ETF will exceed those the Fund would incur by investing in such securities directly.

■    Equity Securities Risk. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. "Equity securities" include common stocks, preferred stocks, securities issued by investment companies including ETFs, interests in REITs, convertible securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities.

■    Common Stock Risk. Stock markets are volatile. The price of common stock, and other equity securities, in which underlying funds invest fluctuates based on changes in a company's financial condition and overall market and economic conditions. Stock prices may decline over short or even extended periods of time.

■    Preferred Stock Risk. Preferred stocks are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both fixed-income securities and common stock.

■    Expenses Risk. The risk that the Fund's expense structure may result in lower investment returns. You may invest in underlying funds directly. By investing in underlying funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of those underlying funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

■    Foreign Investments Risk. An underlying fund may invest in foreign securities, either directly or by purchasing American Depository Receipts ("ADRs") or other investment companies that hold foreign securities or ADRs. Purchases of foreign securities entail certain risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the underlying fund invests, and fluctuations in foreign currency exchange rates may adversely affect the value of foreign securities. Additionally, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

■    Leverage/Volatility Risk. The use of leverage by the closed-end funds or ETFs in which the Fund invests will cause the value of the Fund's shares to be more volatile than if the underlying fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments often pose risks similar to the use of leverage, including some types of derivative instruments being highly volatile and subject to occasional rapid and substantial fluctuations in value. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund's (or the closed-end funds or ETFs in which the Fund invests) trading positions suddenly turn unprofitable. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund's returns may be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

■    Liquidity Risk. The risk that certain securities, including shares of closed-end funds, may be difficult or impossible to sell at the time and price beneficial to the Fund.

The SEC recently adopted Rule 22e-4 under the 1940 Act, which mandates that the Fund implement certain liquidity risk management practices by June 2019. The precise impact the rule will have on the Fund and on the open-end fund industry has not yet been determined, but any related changes may negatively affect the Fund's expenses, yield and return potential.

■    Market Risk. The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

■    Short Sale Risk. Short sale risk includes the potential loss of more money than the actual cost of the investment and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to an underlying fund.

■    Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

■    High Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income.

■    Cyber Security Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 14.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the average annual returns of the Fund’s shares since inception on January 1, 2015 compared to the performance of a broad based market index (the S&P 500 Index) and the First Trust Equity Closed-End Fund Total Return Index. This performance information does not reflect separate account or variable insurance contract fees or charges. If such fees and charges were reflected, the Fund’s returns would be less than those shown. The Fund’s past performance is not necessarily an indication of how it will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Total returns as of 12/31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q1 2017 +7.83% Worst Quarter: Q3 2015 -12.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
VALUE LINE VIP EQUITY ADVANTAGE FUND | VALUE LINE VIP EQUITY ADVANTAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	3.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.41%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.99%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.66%
1 year	rr_ExpenseExampleYear01	$ 269
3 years	rr_ExpenseExampleYear03	1,483
5 years	rr_ExpenseExampleYear05	2,673
10 years	rr_ExpenseExampleYear10	$ 5,546
2015	rr_AnnualReturn2015	(7.00%)
2016	rr_AnnualReturn2016	9.82%
2017	rr_AnnualReturn2017	21.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.20%)
Label	rr_AverageAnnualReturnLabel	Value Line VIP Equity Advantage Fund
1 year	rr_AverageAnnualReturnYear01	21.36%
3 year	vlfvt_AverageAnnualReturnYear03	7.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015
VALUE LINE VIP EQUITY ADVANTAGE FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	21.83%
3 year	vlfvt_AverageAnnualReturnYear03	11.41%
Since Inception	rr_AverageAnnualReturnSinceInception	11.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015
VALUE LINE VIP EQUITY ADVANTAGE FUND | First Trust Equity Closed-End Fund Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	First Trust Equity Closed-End Fund Total Return Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	19.96%
3 year	vlfvt_AverageAnnualReturnYear03	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015

[1]	The expense information in the table has been restated to reflect a permanent waiver of a portion of the Fund's management fee, effective July 1, 2017, which reduced the rate from 1.00% to 0.50% of the Fund's average daily net assets. Absent such restatement, the expense information in the table would be higher.
[2]	"Acquired Fund Fees and Expenses" are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or "acquired" funds. "Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders (or in the financial highlights table of this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect cost of investing in acquired funds.
[3]	EULAV Asset Management (the "Adviser") and EULAV Securities LLC, the Fund's principal underwriter (the "Distributor"), have agreed to waive a portion of their advisory and Rule 12b-1 fees and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund's total annual operating expenses (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund's business) to 1.25% of the Fund's average daily net assets (the "Expense Limitation"). The Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Fund's expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated or modified before June 30, 2019 only with the agreement of the Board of Trustees of the Value Line Funds Variable Trust (the "Trust").